FIXED ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, Gross	$ 149,178	$ 126,273	$ 59,868	$ 122,847
Accumulated depreciation	(72,684)	(60,600)	(33,116)	(26,655)
Property and equipment, net	76,494	65,673	26,752	96,192
Equipment
Property and equipment, Gross	90,573	67,668	33,650	30,837
Furniture and Fixtures
Property and equipment, Gross	46,625	46,625	22,169	26,219
Leasehold Improvements
Property and equipment, Gross	11,980	11,980	4,049
Website
Property and equipment, Gross				$ 65,791